Interest Expense (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended	6 Months Ended		8 Months Ended		4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended			4 Months Ended		12 Months Ended		4 Months Ended	12 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended	4 Months Ended	6 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended	6 Months Ended	10 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Jun. 30, 2012 TransUnion Corp-Successor Senior secured term loan	Jun. 30, 2013 TransUnion Corp-Successor Senior secured term loan	Dec. 31, 2012 TransUnion Corp-Successor Senior secured term loan	Jun. 30, 2012 TransUnion Corp-Successor 11.375% Senior notes	Jun. 30, 2013 TransUnion Corp-Successor 11.375% Senior notes	Jun. 30, 2013 TransUnion Corp-Successor Other debt	Dec. 31, 2012 TransUnion Corp-Successor Other debt	Dec. 31, 2012 TransUnion Corp-Successor 11.375% notes	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor Senior secured term loan	Dec. 31, 2011 TransUnion Corp-Predecessor Senior secured term loan	Dec. 31, 2010 TransUnion Corp-Predecessor Senior secured term loan	Dec. 31, 2010 TransUnion Corp-Predecessor Senior secured revolving line of credit	Apr. 30, 2012 TransUnion Corp-Predecessor 11.375% Senior notes	Apr. 30, 2012 TransUnion Corp-Predecessor Other debt	Dec. 31, 2011 TransUnion Corp-Predecessor Other debt	Dec. 31, 2010 TransUnion Corp-Predecessor Other debt	Apr. 30, 2012 TransUnion Corp-Predecessor 11.375% notes	Dec. 31, 2011 TransUnion Corp-Predecessor 11.375% notes	Dec. 31, 2010 TransUnion Corp-Predecessor 11.375% notes	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc. Senior secured term loan	Jun. 30, 2013 TransUnion Holding Company, Inc. Senior secured term loan	Dec. 31, 2012 TransUnion Holding Company, Inc. Senior secured term loan	Jun. 30, 2012 TransUnion Holding Company, Inc. 11.375% Senior notes	Jun. 30, 2013 TransUnion Holding Company, Inc. 11.375% Senior notes	Jun. 30, 2012 TransUnion Holding Company, Inc. 9.625% Notes	Jun. 30, 2013 TransUnion Holding Company, Inc. 9.625% Notes	Dec. 31, 2012 TransUnion Holding Company, Inc. 9.625% Notes	Jun. 30, 2013 TransUnion Holding Company, Inc. 8.125 % Notes	Dec. 31, 2012 TransUnion Holding Company, Inc. 8.125 % Notes	Jun. 30, 2013 TransUnion Holding Company, Inc. Other debt	Dec. 31, 2012 TransUnion Holding Company, Inc. Other debt	Dec. 31, 2012 TransUnion Holding Company, Inc. 11.375% notes
Schedule Of Interest Expenses [Line Items]
Cash and other interest			$ 83.6			$ 35.0				$ (0.3)	$ 48.9	$ 39.4	$ 122.5	$ 84.6	$ 15.1	$ 47.7	$ 35.6	$ 0.1		$ (0.2)	$ 1.4	$ 9.1	$ 24.5	$ 73.4	$ 39.8			$ 133.7			$ 35.0					$ 44.8		$ 5.3		$ (0.3)	$ 48.9
Amortized interest												3.9	4.2	17.1	0.5	2.2	3.5					1.2	0.6	1.7	0.8	0.5	5.2	2.1								1.9		0.2
Total amortized interest												1.1	3.9	5.5														2.1
Total amortized discount / premium			(10.8)								(10.8)															(2.6)	(8.4)	(10.8)													(10.8)
Total interest expense	$ 18.4	$ 51.0	$ 72.8	$ 8.8	$ 22.3	$ 35.0	$ 9.6	$ 28.1	$ 0.6	$ (0.3)	$ 38.1	$ 40.5	$ 126.4	$ 90.1	$ 15.6	$ 49.9	$ 39.1	$ 0.1	$ 25.1	$ (0.2)	$ 1.4	$ 10.3	$ 25.1	$ 75.1	$ 40.6	$ 34.8	$ 99.0	$ 125.0	$ 8.8	$ 22.3	$ 35.0	$ 9.6	$ 28.1	$ 16.4	$ 31.0	$ 46.7	$ 17.0	$ 5.5	$ 0.6	$ (0.3)	$ 38.1